Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK CAPITAL SERIES
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHN HANCOCK U.S. GLOBAL LEADERS GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under “Sales charge reductions and waivers” or pages 56 to 60 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (%) (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 12 to 14 of the prospectus under “Sales charge reductions and waivers” or pages 56 to 60 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, at least 80% of the fund's net assets (plus any borrowings for investment purposes) will be invested in common stocks of companies the subadviser regards as "U.S. Global Leaders."

The subadviser considers U.S. Global Leaders to be U.S. companies with multinational operations that typically exhibit the following key sustainable growth characteristics:
  Hold leading market shares of their relevant industries that result in higher profit margins and high investment returns; and
  Supply consumable products or services so that their revenue streams are recurring.
The subadviser seeks to identify companies with superior long-term earnings prospects and will continue to own them as long as the subadviser believes they will continue to enjoy favorable prospects for capital growth and are not overvalued in the marketplace.

As a result of its investment strategy, the fund typically invests in large-capitalization companies (companies in the capitalization range of the S&P 500 Index, which was $1.6 billion to $499.8 billion as of December 31, 2012).

The fund is non-diversified, which allows it to make larger investments in individual companies.

		The fund may invest in other types of equity securities. The fund may invest up to 20% of its net assets in foreign companies and in large-capitalization, well-established foreign issuers, the securities of which are traded in the U.S.
Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund's performance.

Instability in the financial markets has led many governments, including the United States government, to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility and, in some cases, a lack of liquidity. Federal, state and other governments, and their regulatory agencies or self-regulatory organizations, may take actions that affect the regulation of the instruments in which the fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the fund itself is regulated. Such legislation or regulation could limit or preclude the fund's ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the fund's portfolio holdings. Furthermore, volatile financial markets can expose the fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the fund.

The fund's main risk factors are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 6 of the prospectus.

Active management risk The subadviser's investment strategy may fail to produce the intended result.

Equity securities risk The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be underpriced or that the market may never come to recognize their fundamental value.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Large company risk Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the fund's investment policies, the market capitalization of a company is based on its market capitalization at the time the fund purchases the company's securities. Market capitalizations of companies change over time.

Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.

		Sector risk Because the fund may from time to time focus on one or more sectors of the economy, at such times its performance will depend in large part on the performance of those sectors. A fund that invests in particular sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those sectors. As a result, at such times, the value of your investment may fluctuate more widely than it would in a fund that is invested across sectors.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's shares will go up and down in price, meaning that you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified risk Overall risk can be reduced by investing in securities from a diversified pool of issuers and is increased by investing in securities of a small number of issuers. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year. However, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment. Performance for the fund is updated daily, monthly and quarterly and may be obtained at our Web site: www.jhfunds.com/FundPerformance, or by calling 1-800-225-5291, Monday–Thursday between 8:00 A.M. and 7:00 P.M. and on Fridays between 8:00 A.M. and 6:00 P.M., Eastern Time.

Calendar year total returns These do not include sales charges and would have been lower if they did. Calendar year total returns are shown only for Class A shares and would be different for other share classes.

Average annual total returns Performance of broad-based market indexes is included for comparison. The Russell 1000 Growth Index shows how the fund’s performance compares with the returns of an index of stocks with a broad range of market capitalizations.

After-tax returns These are shown only for Class A shares and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

		Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information in the bar chart and table below illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

		Russell 1000 Growth Index is an unmanaged index of companies in the Russell 1000 Index (the 1,000 largest U.S. publicly traded companies) with high price-to-book ratios and higher forecasted growth values.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5291
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jhfunds.com/FundPerformance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	However, past performance (before and after taxes) does not indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar year total returns — Class A (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Calendar year total returns These do not include sales charges and would have been lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Year-to-date total return The fund’s total return for the year ended December 31, 2012 was 19.32%. Best quarter: Q2 ’09, 15.33% Worst quarter: Q4 ’08, -26.07%
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) as of 12-31-12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	They reflect the highest individual federal marginal income tax rates in effect as of the date provided and do not reflect any state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns These are shown only for Class A shares and would be different for other classes.
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USGLX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	5.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
1 Year	rr_ExpenseExampleYear01	626
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,177
10 Years	rr_ExpenseExampleYear10	1,989
1 Year	rr_ExpenseExampleNoRedemptionYear01	626
3 Years	rr_ExpenseExampleNoRedemptionYear03	891
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,177
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
2003	rr_AnnualReturn2003	19.24%
2004	rr_AnnualReturn2004	8.51%
2005	rr_AnnualReturn2005	2.16%
2006	rr_AnnualReturn2006	1.44%
2007	rr_AnnualReturn2007	3.67%
2008	rr_AnnualReturn2008	(34.77%)
2009	rr_AnnualReturn2009	44.32%
2010	rr_AnnualReturn2010	12.16%
2011	rr_AnnualReturn2011	3.85%
2012	rr_AnnualReturn2012	19.32%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return The fund’s total return for the year ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	19.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.07%)
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLBX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	943
5 Years	rr_ExpenseExampleYear05	1,303
10 Years	rr_ExpenseExampleYear10	2,187
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,187
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLCX
Maximum front-end sales charge (load) on purchases as a % of purchase price	rr_MaximumCumulativeSalesChargeOverOther	none
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fee	rr_ManagementFeesOverAssets	0.75%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.36%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	5.62%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | before tax | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	4.40%
10 Years	rr_AverageAnnualReturnYear10	5.53%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.46%
5 Years	rr_AverageAnnualReturnYear05	4.74%
10 Years	rr_AverageAnnualReturnYear10	5.37%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.77%
5 Years	rr_AverageAnnualReturnYear05	4.18%
10 Years	rr_AverageAnnualReturnYear10	5.42%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | After tax on distributions, with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.97%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	4.88%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
John Hancock U.S. Global Leaders Growth Fund | Prospectus Class A, B and C Shares | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	(on certain purchases, including those of $1 million or more)